Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 172,468	$ 102,812	$ 55,420
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	248	662	233
Depreciation expense	42,200	38,975	35,210
Amortization of intangibles	10,342	7,539	7,613
Amortization of government grants	(213)	(349)	(154)
Stock compensation expense	22,742	14,220	11,521
Deferred taxes	(7,900)	(10,583)	(10,430)
Changes in assets and liabilities:
Increase in accounts receivable	(7,032)	(37,538)	(79,155)
(Increase)/decrease in unbilled revenue	(13,671)	(4,015)	13,227
(Increase)/decrease in other receivables	(4,259)	(1,638)	1,125
(Increase)/decrease in prepayments and other current assets	(3,574)	(898)	682
Increase in other non current assets	(2,264)	(1,146)	(861)
(Decrease)/increase in payments on account	(47,548)	76,066	68,654
Increase in other current liabilities	15,111	43,291	17,035
Increase in other non current liabilities	1,283	899	189
Increase /(decrease) in income taxes payable	3,021	(5,013)	(7,916)
(Decrease)/increase in accounts payable	(11,006)	(2,057)	1,038
Net cash provided by operating activities	169,948	221,227	113,431
Cash flows from investing activities:
Purchase of property, plant and equipment	(32,779)	(29,488)	(30,791)
Purchase of subsidiary undertakings and acquisition costs	(124,301)	(93,553)	(72,508)
Cash acquired with subsidiary undertaking	3,527	1,039	2,572
Sale of short term investments	102,565	109,795	82,193
Purchase of short term investments	(61,328)	(172,168)	(102,575)
Net cash used in investing activities	(112,316)	(184,375)	(121,109)
Cash flows from financing activities:
Drawdown of credit lines and facilities			20,000
Repayment of credit lines and facilities			(20,000)
Proceeds from the exercise of equity compensation	22,274	26,993	13,015
Share issuance costs	(20)	(70)	(74)
Excess tax benefit on exercise of equity compensation	2,404	1,651	1,274
Repurchase of ordinary shares	(140,030)		(15,605)
Share repurchase costs	(1,032)		(190)
Receipt of government grant		225	340
Net cash (used in)/provided by financing activities	(116,404)	28,799	(1,240)
Effect of exchange rate movements on cash	(4,847)	2,821	3,728
Net (decrease)/increase in cash and cash equivalents	(63,619)	68,472	(5,190)
Cash and cash equivalents at beginning of year	182,519	114,047	119,237
Cash and cash equivalents at end of year	$ 118,900	$ 182,519	$ 114,047